Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2023 (Unaudited)

MORTGAGE BACKED SECURITIES - 88.0%	Principal Amount	Value
Angel Oak Mortgage Trust		$–
Series 2022-1, Class A1, 2.88%, 12/25/2066 (a)(b)	2,279,138	1,959,980
Fannie Mae Grantor Trust		$–
Series 2017-T1, Class A, 2.90%, 06/25/2027	1,992,114	1,825,892
Fannie Mae Whole Loan		$–
Series 2003-W10, Class 3A5, 4.30%, 06/25/2043	6,061	5,630
Series 2003-W12, Class 1A9, 4.48%, 06/25/2043	1,669	1,589
Series 2003-W12, Class 1A8, 4.55%, 06/25/2043	10,011	9,495
Series 2003-W12, Class 2A7, 4.68%, 06/25/2043	5,702	5,399
Series 2003-W12, Class 2A6, 5.00%, 06/25/2043	6,652	6,443
Federal Home Loan Mortgage Corp.		$–
Series 1843, Class Z, 7.00%, 04/15/2026	943	941
Series Q006, Class APT2, 2.76%, 09/25/2026 (c)	543,165	514,035
Pool N30530, 5.50%, 01/01/2029	33,483	32,476
Pool C53878, 5.50%, 12/01/2030	44,805	43,817
Pool C91366, 4.50%, 04/01/2031	99,467	95,593
Pool C66421, 6.50%, 02/01/2032	47,921	48,588
Series 2517, Class Z, 5.50%, 10/15/2032	41,091	39,152
Pool N70078, 5.50%, 01/01/2033	153,288	150,058
Pool A14256, 5.50%, 10/01/2033	38,765	37,942
Pool G30932, 4.50%, 03/01/2034	113,131	108,310
Series 2907, Class VZ, 4.50%, 05/15/2034	555,011	533,265
Series 2890, Class ZA, 5.00%, 11/15/2034	162,375	159,001
Pool C91826, 3.00%, 05/01/2035	363,650	325,645
Pool 1J0204, 5.12% (RFUCC1 Year CMT Rate + 1.75%), 05/01/2035	18,578	18,144
Pool N70071, 6.00%, 06/01/2035	103,984	102,807
Pool A46629, 5.00%, 08/01/2035	35,270	34,541
Pool K93365, 3.50%, 11/01/2035	228,195	209,720
Pool K93349, 4.00%, 11/01/2035	224,446	206,164
Pool 1L1263, 4.61% (1 Year CMT Rate + 2.25%), 03/01/2036	13,547	13,673
Series 3150, Class DZ, 5.50%, 05/15/2036	292,664	287,955
Pool 1H1348, 5.86% (1 Year CMT Rate + 2.14%), 10/01/2036	13,694	13,937
Pool G20028, 7.50%, 12/01/2036	100,891	102,299
Pool B31891, 5.38%, 01/01/2037	64,829	63,251
Pool B31900, 5.38%, 02/01/2037	82,219	80,210
Pool 847727, 5.49% (RFUCC1 Year CMT Rate + 1.74%), 02/01/2037	4,068	3,995
Series 3294, Class CB, 5.50%, 03/15/2037	164,694	163,725
Pool B31934, 5.38%, 04/01/2037	40,733	39,735
Pool B31976, 5.10%, 05/01/2037	82,656	79,632
Pool 1J1681, 5.73% (RFUCC1 Year CMT Rate + 1.98%), 06/01/2037	21,310	21,221
Pool U30653, 5.13%, 07/01/2037	47,924	46,577
Pool U30681, 5.10%, 09/01/2037	196,936	190,477
Pool U30606, 5.10%, 09/01/2037	59,943	57,766
Pool 1G2249, 4.03% (RFUCC1 Year CMT Rate + 1.78%), 10/01/2037	43,051	42,413
Pool T30346, 5.38%, 10/01/2037	121,910	119,315
Pool G31063, 3.50%, 11/01/2037	600,732	539,086
Pool U30800, 5.10%, 11/01/2037	72,714	70,053
Pool WA3311, 2.21%, 04/01/2038	3,178,840	2,187,738
Pool U31874, 5.38%, 04/01/2038	128,457	125,516
Pool N70082, 6.00%, 07/01/2038	282,591	279,340
Pool G04540, 6.00%, 08/01/2038	116,555	118,685
Pool G04655, 6.00%, 08/01/2038	103,918	105,791
Pool U32470, 5.10%, 11/01/2038	85,714	82,595
Series 3830, Class NB, 4.50%, 02/15/2039	35,230	35,134
Pool G08348, 5.00%, 06/01/2039	59,195	58,043
Pool C03427, 5.50%, 10/01/2039	268,612	267,775
Series 4121, Class DH, 2.00%, 10/15/2042	762,187	508,876
Series Q004, Class A2H, 4.65%, 01/25/2046 (c)	358,521	355,989
Series Q010, Class APT1, 4.92%, 04/25/2046 (c)	71,713	71,321
Series Q004, Class A4H, 5.04%, 08/25/2046 (c)	743,142	737,962
Series 4872, Class AB, 4.00%, 08/15/2047	397,376	380,188
Series Q007, Class APT1, 5.71%, 10/25/2047 (c)	702,115	698,883
Pool G08828, 5.50%, 04/01/2048	74,499	72,226
Series 4891, Class PA, 3.50%, 07/15/2048	118,466	111,822
Series 4888, Class AC, 3.50%, 01/15/2049	670,655	596,255
Series 366, Class IO, 4.00%, 08/15/2049 (d)	752,089	131,497
Series 5080, Class PB, 1.25%, 03/25/2050	2,037,164	1,451,926
Series 5083, Class UB, 1.25%, 03/25/2051	2,641,076	1,895,399
Pool QC5310, 3.00%, 08/01/2051	1,388,067	1,155,495
Pool SD3234, 2.50%, 12/01/2051	3,647,549	2,896,878
Pool QD5779, 3.00%, 01/01/2052	3,692,607	3,057,543
Pool SD0846, 2.50%, 02/01/2052	3,119,929	2,491,770
Pool SD8196, 3.50%, 02/01/2052	5,055,148	4,357,601
Pool RA6966, 2.00%, 03/01/2052	3,802,906	2,914,799
Pool QD7450, 3.00%, 03/01/2052	1,754,743	1,456,491
Pool QD7999, 4.00%, 03/01/2052	4,167,184	3,715,909
Pool QE0622, 2.00%, 04/01/2052	548,700	423,533
Pool QE0380, 2.50%, 04/01/2052	954,095	764,875
Pool QD9382, 4.00%, 04/01/2052	3,086,554	2,754,280
Pool QD9775, 4.00%, 04/01/2052	2,580,049	2,302,968
Pool QE0898, 4.50%, 04/01/2052	2,837,417	2,608,155
Pool RA7374, 3.00%, 05/01/2052	3,731,391	3,091,874
Pool QE2358, 3.50%, 05/01/2052	3,101,209	2,672,471
Pool QE3174, 3.50%, 06/01/2052	3,194,328	2,752,179
Pool QF0493, 5.50%, 09/01/2052	2,647,503	2,571,283
Pool QF0773, 5.50%, 09/01/2052	3,094,106	3,001,873
Pool SD1846, 4.50%, 10/01/2052	3,448,264	3,171,884
Pool SD3475, 5.50%, 08/01/2053	2,936,234	2,842,410
Federal National Mortgage Association		$–
Pool AN9202, 3.32%, 05/01/2025	1,000,000	957,998
Pool 336422, 3.43% (3 Year CMT Rate + 2.30%), 10/01/2025	7,841	7,727
Pool 344903, 5.50%, 10/01/2025	6,434	6,244
Pool 356232, 6.50%, 01/01/2026	25,848	25,993
Pool 406521, 4.90% (1 Year CMT Rate + 2.52%), 05/01/2026	11,421	11,143
Series 1996-23, Class G, 6.50%, 07/25/2026	5,795	5,777
Pool 356329, 4.78% (1 Year CMT Rate + 2.65%), 01/01/2027	28,311	27,777
Pool 363850, 4.90% (1 Year CMT Rate + 2.13%), 04/01/2027	10,578	10,417
Pool 406380, 5.42% (1 Year CMT Rate + 2.17%), 11/01/2027	17,777	17,542
Series 2012-139, Class HI, 2.50%, 12/25/2027 (d)	520,662	17,552
Series 2013-15, Class QI, 3.00%, 03/25/2028 (d)	40,139	1,727
Pool AN8842, 3.32%, 04/01/2028	150,000	138,964
Pool BL0387, 4.28%, 05/01/2028	2,688,955	2,576,329
Pool 257203, 5.00%, 05/01/2028	317,200	304,883
Pool 958720, 5.65%, 10/01/2028	761,067	775,566
Pool 957502, 3.98%, 07/01/2029	298,392	297,236
Pool 520478, 4.23% (1 Year CMT Rate + 2.10%), 11/01/2029	25,776	25,390
Pool AL0898, 5.00%, 02/01/2031	54,540	52,975
Pool AI4717, 4.50%, 07/01/2031	1,081,984	1,034,428
Pool 656181, 4.35% (1 Year CMT Rate + 2.16%), 08/01/2031	26,824	26,214
Pool 723313, 6.54% (1 Year CMT Rate + 2.54%), 09/01/2031	28,395	28,178
Series 2001-80, Class Z, 6.00%, 01/25/2032	90,917	89,513
Pool 470828, 3.53%, 03/01/2032	781,910	697,125
Pool 642122, 4.40% (1 Year CMT Rate + 2.27%), 03/01/2032	7,888	7,511
Pool 628837, 6.50%, 03/01/2032	7,573	7,615
Pool 640225, 4.40% (1 Year CMT Rate + 2.27%), 04/01/2032	12,362	11,838
Pool 662138, 6.30% (1 Year CMT Rate + 2.30%), 09/01/2032	31,216	30,978
Series 2006-M2, Class A2A, 5.27%, 10/25/2032 (c)	133,605	131,605
Pool 668309, 6.02% (1 Year CMT Rate + 2.02%), 11/01/2032	23,399	23,137
Pool 696546, 5.63% (RFUCCT6M + 2.26%), 03/01/2033	23,892	23,361
Pool 555819, 4.28% (RFUCCT6M + 1.03%), 07/01/2033	5,216	5,128
Series 2003-71, Class MB, 5.50%, 08/25/2033	255,938	253,384
Pool 744805, 4.27% (RFUCCT6M + 1.52%), 11/01/2033	24,569	24,091
Pool 751498, 4.34% (1 Year CMT Rate + 2.22%), 11/01/2033	10,275	10,094
Pool 741373, 4.41% (1 Year CMT Rate + 2.28%), 12/01/2033	22,575	22,294
Pool 764342, 4.90% (RFUCCT6M + 1.52%), 02/01/2034	23,920	23,572
Series 2014-8, Class IQ, 4.00%, 03/25/2034 (d)	1,137,109	130,636
Pool 774969, 5.28% (1 Year CMT Rate + 2.28%), 04/01/2034	24,579	24,299
Pool 783554, 6.21% (1 Year CMT Rate + 2.21%), 07/01/2034	98,599	97,883
Series 2021-95, Class WI, 0.00%, 02/25/2035 (c)(d)	6,203,094	185,513
Pool 819649, 4.12% (RFUCC1 Year CMT Rate + 1.52%), 03/01/2035	2,766	2,710
Pool 889829, 5.00%, 07/01/2035	33,731	33,072
Pool 830970, 6.08% (RFUCC1 Year CMT Rate + 1.83%), 08/01/2035	3,034	2,974
Series 2005-73, Class EZ, 5.50%, 08/25/2035	1,545,013	1,504,760
Pool AL7654, 3.00%, 09/01/2035	406,610	363,842
Pool 837329, 6.04% (1 Year CMT Rate + 2.04%), 09/01/2035	19,811	19,661
Pool 836715, 4.02% (RFUCC1 Year CMT Rate + 1.77%), 10/01/2035	46,257	45,754
Pool 842006, 4.25%, 10/01/2035	105,976	99,068
Pool 922680, 5.52% (RFUCC1 Year CMT Rate + 1.91%), 11/01/2035	18,011	18,353
Pool 850232, 4.25%, 12/01/2035	225,256	210,756
Series 2005-110, Class GL, 5.50%, 12/25/2035	571,054	564,931
Pool 865849, 3.94% (RFUCC1 Year CMT Rate + 1.54%), 03/01/2036	10,964	10,761
Pool AB0577, 4.00%, 03/01/2036	192,857	178,964
Pool 877009, 6.29% (RFUCC1 Year CMT Rate + 2.38%), 03/01/2036	8,715	8,741
Pool 868568, 4.62% (RFUCC1 Year CMT Rate + 1.72%), 04/01/2036	13,760	13,551
Series 2006-21, Class Z, 5.50%, 04/25/2036	257,263	253,268
Pool 882017, 4.31% (RFUCCT6M + 1.56%), 05/01/2036	33,476	32,810
Pool 745626, 5.53% (1 Year CMT Rate + 2.14%), 05/01/2036	16,749	16,532
Pool 872895, 6.13% (RFUCC1 Year CMT Rate + 1.88%), 06/01/2036	4,083	4,031
Pool 896838, 5.45%, 07/01/2036	211,535	206,974
Pool 886163, 6.08% (RFUCC1 Year CMT Rate + 1.83%), 07/01/2036	15,246	15,045
Pool 745818, 6.50%, 09/01/2036	65,943	66,930
Series 2006-112, Class QC, 5.50%, 11/25/2036	791,996	783,650
Pool FS3607, 2.50%, 02/01/2037	3,216,862	2,842,536
Series 2007-22, Class A, 5.50%, 03/25/2037	369,498	368,173
Pool 995521, 5.32% (RFUCC1 Year CMT Rate + 1.82%), 05/01/2037	26,389	25,778
Pool 941050, 5.95% (RFUCC1 Year CMT Rate + 1.70%), 08/01/2037	25,544	25,122
Pool 950382, 6.81% (RFUCCT6M + 1.11%), 08/01/2037	35,211	35,465
Pool 952835, 6.15% (1 Year CMT Rate + 2.32%), 09/01/2037	29,136	29,551
Pool MA3208, 4.50%, 10/01/2037	1,404,797	1,310,219
Pool 955233, 6.50%, 12/01/2037	66,867	67,955
Series 2008-2, Class PH, 5.50%, 02/25/2038	418,000	410,685
Pool AD0100, 7.00%, 12/01/2038	201,619	210,960
Pool 930507, 6.50%, 02/01/2039	82,639	83,489
Pool AS2249, 4.00%, 04/01/2039	1,310,841	1,201,113
Pool AL0407, 6.50%, 04/01/2039	186,531	188,087
Series 2009-20, Class DS, 1.97% (30 day avg SOFR US + 7.29%), 04/25/2039 (d)	553,334	58,995
Pool AD0427, 5.50%, 10/01/2039	150,563	149,964
Pool AD0941, 5.50%, 04/01/2040	210,085	209,168
Series 2012-65, Class HJ, 5.00%, 07/25/2040	966,868	939,031
Pool 467095, 5.90%, 01/01/2041	571,942	590,224
Pool AH8447, 5.50%, 04/01/2041	271,822	265,135
Pool 469130, 4.87%, 10/01/2041	887,404	849,880
Series 2012-27, Class PI, 4.50%, 02/25/2042 (d)	661,423	54,835
Series 2012-10, Class UF, 5.98% (30 day avg SOFR US + 0.66%), 02/25/2042	46,890	46,081
Series 2013-34, Class IG, 3.00%, 05/25/2042 (d)	277,003	31,639
Pool BC1738, 4.50%, 09/01/2043	223,478	210,103
Pool AS1429, 4.00%, 12/01/2043	194,988	179,397
Pool AV7739, 4.00%, 01/01/2044	233,075	214,182
Pool AW6485, 4.00%, 06/01/2044	134,314	123,562
Pool AY0382, 4.00%, 11/01/2044	185,570	176,684
Pool AW9534, 4.00%, 03/01/2045	334,843	306,394
Series 2015-40, Class LI, 4.50%, 03/25/2045 (d)	331,752	62,625
Pool AZ4154, 4.00%, 06/01/2045	116,649	107,552
Pool AZ7828, 4.00%, 08/01/2045	849,389	775,280
Pool BA3674, 4.50%, 10/01/2045	505,349	474,669
Pool BC6366, 4.50%, 02/01/2046	314,923	294,480
Pool BD1241, 4.50%, 05/01/2046	190,923	178,536
Pool BD5189, 4.50%, 07/01/2046	561,628	527,417
Pool BD8599, 4.50%, 11/01/2046	166,815	155,875
Series 2018-86, Class JA, 4.00%, 05/25/2047	175,070	166,544
Pool BH7686, 4.50%, 12/01/2047	290,187	269,922
Pool BJ8287, 4.50%, 01/01/2048	327,475	306,020
Pool BK5105, 5.50%, 05/01/2048	348,435	340,271
Pool BK8032, 5.50%, 06/01/2048	375,803	368,108
Pool AN9931, 4.24%, 08/01/2048	998,910	830,626
Pool BN4936, 5.50%, 12/01/2048	181,571	176,385
Pool BN4921, 5.50%, 01/01/2049	104,754	101,652
Series 2019-37, Class IM, 5.00%, 07/25/2049 (d)	846,197	119,830
Pool BP5419, 3.00%, 05/01/2050	2,520,222	2,130,719
Pool BQ3248, 2.00%, 11/01/2050	2,813,786	2,152,988
Pool BQ6307, 2.00%, 11/01/2050	1,350,597	1,033,397
Pool MA4208, 2.00%, 12/01/2050	977,641	749,284
Pool BR5634, 2.00%, 03/01/2051	809,897	622,144
Pool FM8754, 3.00%, 09/01/2051	3,665,000	3,061,618
Pool FS0031, 2.50%, 10/01/2051	3,223,667	2,564,980
Pool FS1480, 2.50%, 11/01/2051	451,578	361,367
Pool FM9760, 3.50%, 11/01/2051	4,724,465	4,075,903
Pool MA4492, 2.00%, 12/01/2051	1,155,229	881,858
Pool FS0348, 2.00%, 01/01/2052	3,293,608	2,541,884
Pool CB2539, 2.50%, 01/01/2052	3,054,684	2,452,070
Pool CB2548, 2.50%, 01/01/2052	3,037,925	2,426,925
Pool FS0731, 2.00%, 02/01/2052	1,066,281	821,899
Pool CB2909, 3.50%, 02/01/2052	2,631,116	2,267,273
Pool CB3103, 2.50%, 03/01/2052	3,957,236	3,188,021
Pool FS0922, 3.50%, 03/01/2052	1,447,432	1,248,720
Pool MA4565, 3.50%, 03/01/2052	1,917,241	1,652,805
Pool FS0832, 3.50%, 03/01/2052	2,781,188	2,397,604
Pool BV4532, 3.50%, 03/01/2052	2,674,319	2,304,297
Pool FS0945, 4.00%, 03/01/2052	4,049,721	3,612,798
Pool FS1521, 3.00%, 04/01/2052	3,604,017	3,013,272
Pool BW0025, 4.00%, 07/01/2052	734,063	656,098
Pool FS5458, 5.50%, 08/01/2053	3,096,889	2,995,417
Federal National Mortgage Association, TBA		$–
2.00%, 10/15/2053	24,700,000	18,793,226
2.50%, 10/15/2053	7,800,000	6,192,151
5.00%, 10/15/2053	7,710,000	7,274,506
FREMF Mortgage Trust		$–
Series 2020-KF74, Class B, 7.58% (30 day avg SOFR US + 2.26%), 01/25/2027 (a)	626,307	596,569
Series 2019-KF73, Class B, 7.88% (30 day avg SOFR US + 2.56%), 11/25/2029 (a)	842,321	781,420
Ginnie Mae I Pool		$–
Pool 783374, 5.50%, 04/15/2024	1,087	1,085
Pool 728160, 5.25%, 11/15/2024	17,027	16,902
Pool 623145, 5.50%, 10/15/2028	140,876	137,106
Pool 589694, 4.50%, 08/15/2029	683,885	639,731
Pool 728157, 3.75%, 11/15/2029	23,511	21,610
Pool 784315, 6.00%, 06/15/2036	34,447	34,738
Ginnie Mae II Pool		$–
Pool 770225, 4.25%, 08/20/2031	206,256	194,087
Pool 3160, 6.00%, 11/20/2031	236,764	242,289
Pool 3489, 6.00%, 12/20/2033	328,923	339,212
Pool 782173, 5.50%, 05/20/2035	175,547	176,594
Pool MA7106, 2.00%, 01/20/2036	630,665	542,390
Pool MA7164, 2.00%, 02/20/2036	618,061	531,517
Pool 770226, 4.75%, 09/20/2036	188,280	179,278
Pool 4194, 5.50%, 07/20/2038	109,863	110,317
Pool AC0521, 5.50%, 05/20/2042	601,895	605,882
Pool BM9287, 4.00%, 08/20/2049	866,974	786,079
Pool MA7834, 6.00%, 01/20/2052	366,828	376,493
Pool CJ2171, 4.00%, 05/20/2052	1,867,333	1,671,810
GNMA, TBA		$–
2.00%, 10/15/2053	5,500,000	4,349,082
2.50%, 10/15/2053	15,870,000	12,973,078
3.00%, 10/15/2053	10,305,000	8,735,098
3.50%, 10/15/2053	3,300,000	2,890,852
4.50%, 10/15/2053	5,490,000	5,072,031
5.00%, 10/15/2053	4,605,000	4,363,957
Government National Mortgage Association		$–
Series 2013-168, Class IA, 2.50%, 11/16/2028 (d)	207,852	6,917
Series 2004-93, Class PD, 5.00%, 11/16/2034	340,510	333,659
Series 2006-40, Class B, 6.00%, 08/20/2036	59,206	58,967
Series 2012-52, Class WA, 6.20%, 04/20/2038 (c)	355,558	359,365
Series 2016-12, Class KI, 5.00%, 09/20/2038 (d)	645,765	88,518
Series 2017-83, Class ID, 7.00%, 01/20/2039 (d)	362,847	46,382
Series 2011-2, Class DP, 5.46%, 03/20/2039 (c)	437,934	432,394
Series 2010-105, Class IB, 4.50%, 01/16/2040 (d)	600,490	58,446
Series 2016-68, Class IC, 6.00%, 01/20/2040 (c)(d)	446,560	64,280
Series 2011-156, Class PM, 2.00%, 04/20/2040	682,000	515,640
Series 2017-83, Class IK, 6.00%, 05/20/2040 (d)	762,343	144,355
Series 2016-112, Class AW, 6.99%, 12/20/2040 (c)	212,617	219,346
Series 2012-143, Class IC, 5.00%, 10/16/2041 (d)	979,269	155,170
Series 2012-97, Class GB, 2.00%, 08/16/2042	831,612	641,943
Series 2013-86, Class IA, 5.00%, 06/20/2043 (d)	537,961	61,366
Series 2017-103, Class IM, 5.00%, 06/20/2043 (d)	767,786	102,225
Series 2014-6, Class IG, 4.50%, 01/16/2044 (d)	339,087	43,305
Series 2011-127, Class C, 3.50%, 03/16/2047 (c)	137,966	135,047
Series 2018-127, Class PB, 3.00%, 09/20/2047	284,428	258,210
Series 2018-166, Class AB, 4.00%, 10/20/2047	2,012	2,000
Series 2017-167, Class SE, 0.76% (1 mo Term SOFR + 6.09%), 11/20/2047 (d)	1,887,354	176,730
Series 2018-36, Class LI, 5.00%, 03/20/2048 (d)	1,944,259	279,474
Series 2018-153, Class QA, 3.50%, 11/20/2048	478,705	443,702
Series 2019-162, Class KB, 2.00%, 12/20/2049	579,422	340,170
Series 2021-50, Class PL, 1.25%, 03/20/2051	552,000	220,414
Series 2021-125, Class UL, 1.50%, 07/20/2051	1,840,298	1,299,639
Series 2021-160, Class DK, 2.00%, 09/20/2051	1,049,804	666,201
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,791,418	1,317,670
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,515,250	1,889,751
Series 2014-135, Class IO, 0.43%, 01/16/2056 (c)(d)	1,093,022	19,600
Series 2015-172, Class IO, 0.62%, 03/16/2057 (c)(d)	1,064,489	22,342
Series 2016-40, Class IO, 0.61%, 07/16/2057 (c)(d)	2,089,243	44,060
Series 2016-56, Class IO, 1.01%, 11/16/2057 (c)(d)	1,400,954	59,739
Series 2016-98, Class IO, 0.85%, 05/16/2058 (c)(d)	2,080,862	79,029
JP Morgan Mortgage Trust		$–
Series 2021-INV4, Class A2, 3.00%, 01/25/2052 (a)(c)	4,155,785	3,309,789
Mello Mortgage Capital Acceptance		$–
Series 2021-INV4, Class A3, 2.50%, 12/25/2051 (a) (c)	5,855,112	4,447,426
Series 2022-INV2, Class A2, 3.50%, 04/25/2052 (a) (c)	3,305,053	2,729,077
RCKT Mortgage Trust		$–
Series 2021-6, Class A1, 2.50%, 12/25/2051 (a)(c)	3,082,586	2,341,471
Series 2022-4, Class A1, 4.00%, 06/25/2052 (a)(c)	3,018,800	2,598,291
Seasoned Credit Risk Transfer Trust		$–
Series 2017-1, Class M1, 4.00%, 01/25/2056 (a)(c)	212,034	210,071
United States Small Business Administration		$–
Pool 522053, 8.85% (Prime Rate + 0.60%), 05/25/2026	186,818	186,359
TOTAL MORTGAGE BACKED SECURITIES (Cost $281,642,399)		253,005,124

ASSET BACKED SECURITIES - 11.4%	Principal Amount	Value
American Express Travel Related Services Co., Inc.		$–
Series 2022-2, Class A, 3.39%, 05/15/2027	3,500,000	3,379,565
American Homes 4 Rent Trust		$–
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	1,853,032	1,809,466
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 (a)	2,130,000	2,088,027
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	2,276,876	2,215,810
Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (a)	306,879	295,333
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	211,381	202,558
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (a)	250,000	242,570
AmeriCredit Automobile Receivables Trust		$–
Series 2021-1, Class D, 1.21%, 12/18/2026	1,404,000	1,287,633
CarMax Auto Owner Trust		$–
Series 2023-3, Class A2A, 5.72%, 11/16/2026	3,130,000	3,138,000
Series 2021-2, Class C, 1.34%, 02/16/2027	1,505,000	1,385,324
CNH Equipment Trust		$–
Series 2023-B, Class A2, 5.90%, 02/16/2027	4,400,000	4,407,167
Dext ABS LLC		$–
Series 2021-1, Class A, 1.12%, 02/15/2028 (a)	466,709	450,909
Series 2021-1, Class B, 1.76%, 02/15/2028 (a)	380,000	350,236
FHF Trust		$–
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	466,309	447,040
Series 2021-1A, Class A, 1.27%, 03/15/2027 (a)	261,419	252,626
John Deere Owner Trust		$–
Series 2023-B, Class A2, 5.59%, 06/15/2026	2,985,000	2,988,235
Series 2023-C, Class A2, 5.76%, 08/17/2026	2,740,000	2,740,075
JPMorgan Chase Bank NA		$–
Series 2021-3, Class B, 0.76%, 02/26/2029 (a)	655,171	626,651
PFS Financing Corp		$–
Series 2021-A, Class A, 0.71%, 04/15/2026 (a)	1,505,000	1,461,816
Toyota Auto Receivables Owner Trust		$–
Series 2023-B, Class A2A, 5.28%, 05/15/2026	1,500,000	1,494,357
Verizon Master Trust		$–
Series 2022-4, Class A, 3.40%, 11/20/2028	1,500,000	1,445,888
TOTAL ASSET BACKED SECURITIES (Cost $33,449,123)		32,709,286

MUNICIPAL BONDS - 0.1%	Principal Amount	Value
Colorado Health Facilities Authority		$–
2.80%, 12/01/2026	505,000	467,459
TOTAL MUNICIPAL BONDS (Cost $505,000)		467,459

SHORT-TERM INVESTMENTS - 25.0%
Money Market Funds - 4.2%	Shares
First American Government Obligations Fund - Class Z, 5.22%(e)	11,992,107	11,992,107
Total Money Market Funds		11,992,107

U.S. Treasury Bills - 20.8%	Principal Amount
United States Treasury Bill, 5.30%, 10/17/2023(f)	60,000,000	59,868,313
Total U.S. Treasury Bills		59,868,313
TOTAL SHORT-TERM INVESTMENTS (Cost $71,851,307)		71,860,420

TOTAL INVESTMENTS - 124.5% (Cost $387,447,829)		358,042,289
Liabilities in Excess of Other Assets - (24.5)%		(70,528,733)
TOTAL NET ASSETS - 100.0%		$287,513,556

Percentages are stated as a percent of net assets.

RFUCC1 Year - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
SOFR - Secured Overnight Financing Rate
TBA - To be Announced

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2023.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

(d)	Interest only security.
(e)	The rate shown represents the 7-day effective yield as of September 30, 2023.
(f)	Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.

Schedule of Open Futures Contracts
September 30, 2023 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	36	12/19/23	$4,325,152	$4,096,125	$(229,027)
U.S. Treasury 10 Year Notes	58	12/19/23	6,388,570	6,267,625	(120,945)
U.S. Treasury 5 Year Notes	65	12/29/23	6,911,434	6,848,360	(63,074)
10 Year U.S. Ultra Treasury Notes	55	12/19/23	6,315,040	6,135,937	(179,103)
			$23,940,196	$23,348,047	$(592,149)

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Bonds	(41)	12/19/23	$(5,238,934)	$(4,866,188)	$372,746
U.S. Treasury 2 Year Notes	(5)	12/29/23	(1,017,294)	(1,013,554)	3,740
			$(6,256,228)	$(5,879,742)	$376,486
Total Unrealized Appreciation (Depreciation)					$(215,663)

There is no variation margin due to or from the Fund as of the date of this report. The Fund’s investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Fixed Income Securities:
Mortgage Backed Securities	$–	$253,005,124	$–
Asset Backed Securities	–	32,709,286	–
Municipal Bonds	–	467,459	–
Total Fixed Income Securities	–	286,181,869	–

Short-Term Investments:	–	–	–
U.S. Treasury Bills	–	59,868,313	–
Money Market Funds	11,992,107	–	–
Total Short-Term Investments	11,992,107	59,868,313	–

Total Investments in Securities	$11,992,107	$346,050,182	$–